Prepaid expenses and other	6 Months Ended
Jun. 30, 2026
Prepaid expenses and other
Prepaid expenses and other
9.	Prepaid expenses and other:

Prepaid expenses and other consisted of the following:

	June 30, 2026	December 31, 2025
Deferred transaction costs	$27,925	$—
Other prepaid expenses	880	901
Deposits	154	7
Total prepaid expenses and other	$28,959	$908

Of the $27,925 deferred transaction costs, $25,956 relates to the estimated fair value of the 3,500,000 non-voting Class B common issued in January 2026 (refer to note 13). The remaining deferred transaction costs relates to legal and advisory costs directly attributable to the BCA.